Investments under Equity Method - Additional Information (Detail)	12 Months Ended						1 Months Ended				12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended					0 Months Ended					12 Months Ended		1 Months Ended				12 Months Ended			0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 21, 2011	Nov. 30, 2012 Shouchuang Caifu Ninetowns [Member] USD ($)	Nov. 30, 2012 Shouchuang Caifu Ninetowns [Member] CNY	Sep. 30, 2012 Shouchuang Caifu Ninetowns [Member] USD ($)	Sep. 30, 2012 Shouchuang Caifu Ninetowns [Member] CNY	Dec. 31, 2012 Shouchuang Caifu Ninetowns [Member] USD ($)	Dec. 31, 2012 Shouchuang Caifu Ninetowns [Member] CNY	Dec. 31, 2011 Shouchuang Caifu Ninetowns [Member] CNY	May 15, 2014 Shouchuang Caifu Ninetowns [Member] Subsequent Event [Member] USD ($)	May 15, 2014 Shouchuang Caifu Ninetowns [Member] Subsequent Event [Member] CNY	Dec. 31, 2011 Shouchuang Huaxia [Member] CNY	Nov. 30, 2012 Shouchuang Caifu Gengyin [Member] USD ($)	Nov. 30, 2012 Shouchuang Caifu Gengyin [Member] CNY	Oct. 31, 2012 Shouchuang Caifu Gengyin [Member] USD ($)	Oct. 31, 2012 Shouchuang Caifu Gengyin [Member] CNY	Dec. 31, 2011 Shouchuang Caifu Gengyin [Member]	Apr. 05, 2014 Shouchuang Caifu Gengyin [Member] Subsequent Event [Member] USD ($)	Apr. 05, 2014 Shouchuang Caifu Gengyin [Member] Subsequent Event [Member] CNY	Oct. 31, 2012 Shouchuang Caifu Gengyin [Member] Minimum [Member] CNY	Oct. 31, 2012 Shouchuang Caifu Gengyin [Member] Maximum [Member] USD ($)	Oct. 31, 2012 Shouchuang Caifu Gengyin [Member] Maximum [Member] CNY	Dec. 31, 2012 "Smarter Town" project [Member] CNY	Dec. 31, 2011 "Smarter Town" project [Member] CNY	Feb. 29, 2012 Huainan Huacheng [Member] CNY	Dec. 31, 2013 Shouchuang Caifu Ninetowns and Shouchuang Caifu Gengyin [Member]	Dec. 31, 2012 Beijing Ronghe Zhihui [Member] USD ($)	Dec. 31, 2012 Beijing Ronghe Zhihui [Member] CNY	Dec. 31, 2011 Beijing Ninetowns Investment [Member] CNY	Dec. 31, 2013 Direct [Member]	Dec. 31, 2013 Indirect [Member]	Jun. 15, 2012 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] CNY	Dec. 31, 2013 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] CNY	Dec. 31, 2013 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] Scenario, Forecast [Member] CNY	Jul. 16, 2012 Beijing Juxin Fugao [Member] CNY	Dec. 31, 2013 Binzhou Ruichen [Member] CNY	Dec. 31, 2013 Beijing Ronghe Zhihui [Member] CNY
Schedule of Equity Method Investments [Line Items]
Differences between carrying amounts of equity investments and underlying equity	$ 0
Repayment of debt																													160,000,000
Interest paid on debt																													13,000,000
Equity interests owned																					29.70%								100.00%											100.00%
Interest expense related to investment																											2,000,000	11,000,000
Land use rights transfer to real estate		156,800,000
Partnership agreement, date																														Oct. 21, 2011
Initial capital					110,000,000
Capital contributed					90,000,000		3,000,000	20,000,000	4,000,000	22,000,000	11,000,000	65,000,000	10,000,000	11,000,000	65,000,000	10,000,000	2,000,000	10,000,000	2,000,000	13,960,000													5,940,000
Expected capital contribution			13,000,000	80,000,000	53,000,000
Capital withdraw																															2,000,000	10,000,000
Ownership interest			68.42%	68.42%															49.50%	49.50%														68.42%	10.64%
Total commitment					29,700,000																			29,700,000	8,000,000	49,500,000
Acquisition of ownership interest Binzhou Ruichen Real Estate Development Co., Ltd						99.00%
Expiration of land use rights	70 years	70 years
Consideration for purchase																						25,000,000	152,000,000
Cash receipt																																								50,000,000	100,000,000
Equity interest acquired																																				35.00%			22.00%
Equity interest contribution																																				3,500,000			132,000
Equity investment cash paid																																					700,000
Equity investment cash to be paid																																						2,800,000